Equity - Reserves	6 Months Ended
Jun. 30, 2023
Equityreservesabstract
Equity - reserves

Note 8. Equity - reserves

	Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Foreign currency reserve	(1,674,038)	(697,705)	(1,109,369)
Re-measurements reserve	(139,011)	(142,432)	(92,121)
	(1,813,049)	(840,137)	(1,201,490)

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the condensed interim financial statements of foreign operations to Australian dollars.

Re-measurement reserve

The reserve is used for remeasurements comprising actuarial gains and losses on the net defined benefit liability.

Movements in reserves

Movements in each class of reserve during the current financial half-year are set out below:

	Re-measurement	Foreign currency
Consolidated	reserve	reserve	Total	Total
	AUD$	AUD$	AUD$	$
	Unaudited	Unaudited	Unaudited	Unaudited
Balance on January 1, 2023	(142,432)	(697,705)	(840,137)	(556,750)

Foreign currency translation	-	(976,333)	(976,333)	(647,007)
Re-measurement of defined benefits plans	3,421	-	3,421	2,267
Balance on June 30, 2023	(139,011)	(1,674,038)	(1,813,049)	(1,201,490)